Income Taxes - Schedule of Tax Losses and Tax Assets Available in Canada and Colombia to Reduce Income Taxes Payable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Tax loss – Colombia [Member]
Income Taxes [Line Items]
Income tax expenses	$ 25,850,353	$ 13,020,087
Expiry Date
Tax loss – Colombia [Member] | Bottom of Range [Member]
Income Taxes [Line Items]
Expiry Date	2026	2025
Tax loss – Colombia [Member] | Top of Range [Member]
Income Taxes [Line Items]
Expiry Date	2037	2036
Intangibles – Colombia [Member]
Income Taxes [Line Items]
Income tax expenses	$ 66,821,572	$ 36,669,901
Expiry Date
Intangibles – Colombia [Member] | Bottom of Range [Member]
Income Taxes [Line Items]
Expiry Date	2026	2025
Intangibles – Colombia [Member] | Top of Range [Member]
Income Taxes [Line Items]
Expiry Date	2035	2034
Fixed assets and others Colombia [Member]
Income Taxes [Line Items]
Income tax expenses	$ 8,975,060	$ 609,182
Expiry Date
Fixed assets and others Colombia [Member] | Bottom of Range [Member]
Income Taxes [Line Items]
Expiry Date	2026	2025
Fixed assets and others Colombia [Member] | Top of Range [Member]
Income Taxes [Line Items]
Expiry Date	2035	2034
Tax loss – Canada [Member]
Income Taxes [Line Items]
Income tax expenses	$ 16,231,905	$ 12,153,714
Expiry Date
Tax loss – Canada [Member] | Bottom of Range [Member]
Income Taxes [Line Items]
Expiry Date	2026	2025
Tax loss – Canada [Member] | Top of Range [Member]
Income Taxes [Line Items]
Expiry Date	2045	2044
Transaction costs - Canada [Member]
Income Taxes [Line Items]
Income tax expenses	$ 177,195	$ 177,233
Expiry Date	No expiry	No expiry
Transaction costs - Canada [Member] | Bottom of Range [Member]
Income Taxes [Line Items]
Expiry Date
Transaction costs - Canada [Member] | Top of Range [Member]
Income Taxes [Line Items]
Expiry Date
Financing costs – Canada [Member]
Income Taxes [Line Items]
Income tax expenses	$ 6,262,873	$ 3,655,706
Expiry Date	No expiry	No expiry
Financing costs – Canada [Member] | Bottom of Range [Member]
Income Taxes [Line Items]
Expiry Date
Financing costs – Canada [Member] | Top of Range [Member]
Income Taxes [Line Items]
Expiry Date